Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 305,894	$ 294,844
Salaries and employee benefits	112,124	82,824
Contractors	37,183	50,084
Equipment rental	10,266	9,048
Other	34,503	28,828
Silver credits	(3,401)	(3,028)
Change in inventories	(5,707)	(23,865)
Capitalized to mining interests	(82,997)	(64,557)
Total Production Expense	407,865	374,178
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 28,000	$ 33,000